Debt and other liabilities - Summary of Advisors Loans Remain Outstanding (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Convertible promissory note	$ 538,524	$ 6,428,825
Armada Acquisition Corp I [Member]
Debt Instrument [Line Items]
Convertible promissory note	3,865,447	12,812,366
Armada Acquisition Corp I [Member] | Northland Securities [Member]
Debt Instrument [Line Items]
Convertible promissory note	0	5,491,806
Armada Acquisition Corp I [Member] | J.V.B Financial Group [Member]
Debt Instrument [Line Items]
Convertible promissory note	$ 3,865,447	$ 7,320,560